General	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

NOTE 1:- GENERAL

a.	AIT Therapeutics, Inc. (“AITT” or the “Company”) was incorporated on April 24, 2015 as KokiCare, Inc. under the laws of the State of Delaware. On January 9, 2017, the name of the Company was changed to AIT Therapeutics, Inc.

Advanced Inhalation Therapies (AIT) Ltd. (“AIT”) was incorporated in Israel on May 1, 2011 and commenced its operations in May 2012. In December 2016, through a merger transaction, AIT became a wholly-owned subsidiary of the Company.

The Company is an emerging medical device company that is developing a Nitric Oxide (NO) delivery system that generates NO from ambient air. The system can generate up to 400 parts per million (ppm) of NO for delivery to a patient’s lung. The system can deliver continuously or for a fixed amount of time and can titrate dose on demand or maintain a constant dose. Hence the system can be used to treat patients on a ventilator requiring NO, those with chronic lung disease or acute severe lung infections via delivery through a breathing mask.

On August 29, 2014, AIT established a wholly-owned subsidiary, Advanced Inhalation Therapies (AIT) Inc. (“Inc.”), a Delaware corporation.

b.	Reverse merger:

On December 29, 2016, KokiCare Inc. entered into an Agreement and Plan of Merger (as subsequently amended, the “Merger Agreement”), together with Red Maple Ltd., a wholly owned subsidiary of KokiCare Inc., (“Merger Sub”), and AIT. The Merger Agreement provided for (i) the merger of Merger Sub with and into AIT pursuant to the laws of the State of Israel (the “Israeli Merger”), and (ii) the conversion of the ordinary shares and other outstanding securities of AIT into the right to receive shares and other applicable securities of AITT, with AIT surviving as a wholly owned subsidiary of AITT (the “Merger”). The Israeli Merger became effective on December 29, 2016 and the Merger closed on January 13, 2017 (the “Closing”).

Prior to consummation of the Merger:

1.	The Company received a $320 cash purchase price (the “Purchase Price”) from AIT and used the cash purchase price to (i) pay off all the liabilities of the Company as of the Closing of the Merger, (ii) issue a cash dividend of $2.50 per share to its stockholders as of immediately prior to the Closing of the Merger, and (iii) acquire 90,000 (on a post-reverse stock split basis) shares of its common stock, par value $0.0001 per share (“Common Stock”) from the Company’s prior sole officer and director, for $25.

2.	KokiCare Inc. adopted its Amended and Restated Certificate of Incorporation (“COI”) to (i) change its name from KokiCare Inc. to AIT Therapeutics Inc., (ii) increase its capitalization to provide for the issuance of up to 100,000,000 shares of its Common Stock and up to 10,000,000 shares of Preferred Stock, par value $0.0001 per share; and (iii) effect a one-for-100 reverse stock split of the Common Stock.

In connection with the Closing of the Merger, all outstanding ordinary shares, warrants and options of AIT were converted into the rights to receive shares of AITT’s Common Stock, warrants for AITT’s Common Stock and stock options for AITT’s Common Stock, respectively, at a ratio of 1:1.

3.	On December 31, 2016, Kokicare’s Common Stock was quoted on the Pink Open Market of the OTC Markets (the “OTC Pink”) under the symbol “KKIC”. After the Merger, the symbol changed to “AITB”.

The Merger was accounted for as a reverse recapitalization which is outside the scope of ASC 805, “Business Combinations”. Under reverse capitalization accounting, AIT is considered the acquirer for accounting and financial reporting purposes and acquired the assets and assumed the liabilities of the Company. Assets acquired and liabilities assumed are reported at their historical amounts. Consequently, the consolidated financial statements of the Company reflect the operations of the acquirer for accounting purposes together with a deemed issuance of shares, equivalent to the shares held by the former stockholders of the legal acquirer and a recapitalization of the equity of the accounting acquirer. These consolidated financial statements include the accounts of the Company since the effective date of the reverse capitalization and the accounts of AIT since inception.

c.	Since its inception, the Company has devoted substantially most of its effort to business planning, research and development. The Company has incurred a net loss of $3,001 and had negative cash flow from operating activities of $2,304 for the three-month period ended June 30, 2018, and had an accumulated deficit of $33,570 as of June 30, 2018. These conditions among others raise substantial doubts about the Company’s ability to continue as a going concern. The Company’s ability to continue to operate is dependent upon raising additional funds to finance its activities. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term development and commercialization of its products

The consolidated financial statements do not include any adjustments with respect to the carrying amounts of assets and liabilities and their classification that might be necessary should the Company be unable to continue as a going concern. The Company management and the Board of Directors believe that the Company’s existing financial resources are adequate to satisfy its expected liquidity requirements through the end of June 2019.

d.	Change in Fiscal Year end:

On May 10, 2018, the Company’s board of directors approved a change in the Company’s fiscal year end from December 31 to March 31. The change in the Company’s fiscal year end resulted in a three month transition period that began on January 1, 2018 and ended on March 31, 2018.

NOTE 1:-	GENERAL

a.	AIT Therapeutics, Inc. (“AITT” or the “Company”) was incorporated on April 24, 2015 as KokiCare, Inc. under the laws of the State of Delaware. On January 9, 2017, the name of the Company was changed to AIT Therapeutics, Inc.

Advanced Inhalation Therapies (AIT) Ltd. (“AIT”) was incorporated in Israel on May 1, 2011 and commenced its operations in May 2012. In December 2016, through a merger transaction, AIT became a wholly-owned subsidiary of the Company.

The Company is an emerging medical device company that is developing a Nitric Oxide (NO) delivery system that generates NO from ambient air. The system can generate up to 400 parts per million (ppm) of NO for delivery to a patient’s lung. The system can deliver continuously or for a fixed amount of time and can titrate dose on demand or maintain a constant dose. Hence the system can be used to treat patients on a ventilator requiring NO, those with chronic lung disease or acute severe lung infections via delivery through a breathing mask.

On August 29, 2014, AIT established a wholly-owned subsidiary, Advanced Inhalation Therapies (AIT) Inc. (“Inc.”), a Delaware corporation.

b.	Reverse merger:

On December 29, 2016, KokiCare Inc. entered into an Agreement and Plan of Merger (as subsequently amended, the “Merger Agreement”), together with Red Maple Ltd., a wholly owned subsidiary of KokiCare Inc., (“Merger Sub”), and AIT. The Merger Agreement provided for (i) the merger of Merger Sub with and into AIT pursuant to the laws of the State of Israel (the “Israeli Merger”), and (ii) the conversion of the ordinary shares and other outstanding securities of AIT into the right to receive shares and other applicable securities of AITT, with AIT surviving as a wholly owned subsidiary of AITT (the “Merger”). The Israeli Merger became effective on December 29, 2016 and the Merger closed on January 13, 2017 (the “Closing”).

Prior to consummation of the Merger:

1.	The Company received a $320 cash purchase price (the “Purchase Price”) from AIT and used the cash purchase price to (i) pay off all the liabilities of the Company as of the Closing of the Merger, (ii) issue a cash dividend of $2.50 per share to its stockholders as of immediately prior to the Closing of the Merger, and (iii) acquire 90,000 (on a post-reverse stock split basis) shares of its common stock, par value $0.0001 per share (“Common Stock”) from the Company’s prior sole officer and director, for $25.

2.	KokiCare Inc. adopted its Amended and Restated Certificate of Incorporation (“COI”) to (i) change its name from “KokiCare Inc.” to “AIT Therapeutics Inc.”, (ii) increase its capitalization to provide for the issuance of up to 100,000,000 shares of its Common Stock and up to 10,000,000 shares of Preferred Stock, par value $0.0001 per share; and (iii) effect a one-for-100 reverse stock split of the Common Stock.

In connection with the Closing of the Merger, all outstanding ordinary shares, warrants and options of AIT were converted into the rights to receive shares of AITT’s Common Stock, warrants for AITT’s Common Stock and stock options for AITT’s Common Stock, respectively, at a ratio of 1:1.

3.	On December 31, 2016, Kokicare’s Common Stock was quoted on the Pink Open Market of the OTC Markets (the “OTC Pink”) under the symbol “KKIC”. After the Merger, the symbol changed to “AITB”.

The Merger was accounted for as a reverse recapitalization which is outside the scope of ASC 805, “Business Combinations”. Under reverse capitalization accounting, AIT is considered the acquirer for accounting and financial reporting purposes and acquired the assets and assumed the liabilities of the Company. Assets acquired and liabilities assumed are reported at their historical amounts. Consequently, the consolidated financial statements of the Company reflect the operations of the acquirer for accounting purposes together with a deemed issuance of shares, equivalent to the shares held by the former stockholders of the legal acquirer and a recapitalization of the equity of the accounting acquirer. These consolidated financial statements include the accounts of the Company since the effective date of the reverse capitalization and the accounts of AIT since inception.

c.	Since its inception, the Company has devoted substantially most of its effort to business planning, research and development. The Company generated net income of $1,048 and negative cash flow of $1,748 from operating activities in the three month period ended March 31, 2018, and has an accumulated deficit of $30,569 as of March 31, 2018. The Company management and the Board of Directors believe that the Company’s existing financial resources are adequate to satisfy its expected liquidity requirements through the end of June 2019. The Company adopted a contingency plan, which was approved by the Board of Directors, to be effected, in whole or in part, at its discretion, to allow the Company to continue its operations and meet its cash obligations, all to the extent required. The contingency plan consist of cost reduction, which include mainly the following steps: reduction in consultants’ expenses, headcount, compensation paid to key management personal and overhead expenses. The Company and the Board of Directors believes that its existing capital resources and other future measures that may be implemented, if so required, will be adequate to satisfy its expected liquidity requirements

The Company is also continuing to evaluate additional sources of capital and financing. However, there is no assurance that additional capital and/or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in amounts required.

d.	Change in Fiscal Year end:

On May 10, 2018, the Company’s board of directors approved a change in the Company’s fiscal year end from December 31 to March 31. The change in the Company’s fiscal year end resulted in a three month transition period that began on January 1, 2018 and ended on March 31, 2018.

In the Consolidated Statements of Operations, the Company compares the three months ended March 31, 2018 with the previously reported fiscal years ended December 31, 2017 and 2016.